BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Balances of Related Parties
Balances of related parties:

Payables
Parent Company (1):

As of December 31, 2016	218
As of December 31, 2017	238

Other related parties:

As of December 31, 2016	77
As of December 31, 2017	86

Schedule of Transactions with Related Parties
Transactions with related parties:
	Professional Fee (1)	Rent expenses
Parent company:
2015	52	730
2016	27	804
2017	35	817

Other related parties:
2015	127	-
2016	159	-
2017	225	-

Schedule of Compensation of Officers of Company
The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers:

	Year ended December 31,
	2015	2016	2017

Short-term employee benefits	2,639	2,108	2,324
Share-based compensation	1,702	1,445	731

	4,341	3,553	3,055

Number of officers	7	7	6